ISSUED CAPITAL AND RESERVES (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 13, 2025 USD ($) $ / shares shares	Dec. 31, 2025 shares	Jul. 08, 2025 $ / shares shares	Mar. 07, 2025 USD ($) $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Issued Capital and Reserves [Abstract]
Authorized share capital, amount (in Dollars) | $	$ 2			$ 2
Authorized common shares (in Shares) | shares	200,000,000	265,430,000	265,430,000	2,000,000,000
Par value per share (in Dollars per share) | $ / shares	$ 0.01		$ 0.01	$ 0.01
Shares, conversion ratio	10
Number of public warrants that are anti-dilutive		7,666,528
Simple majority, percent		0.50
Common stock, number of votes per share		1
Dividends claiming period		6 years